Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2)    Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. All accounts are stated in U.S. dollars unless otherwise noted. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(a)    Investments

Investments in securities may include private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7) ("special purpose vehicles" or "SPVs"). These investments are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

The Fund may invest in SPVs that hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The Fund does not have information as to the identities of the shareholders; however, counterparty risk is mitigated by the fact that there is not a single counterparty on the opposite side of the forward contracts.

The Fund may invest in “forward contracts” that involve shareholders (each a “counterparty”) of a potential portfolio company whereby such counterparties promise future delivery of such securities upon transferability or other removal of restrictions. This may involve counterparty promises of future performance, including among other things transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect the Fund’s performance. The Fund’s ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures the Fund takes to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact. As of December 31, 2024, the Fund did not have insurance policies related to its investments in forward contracts.

The organizer of each SPV holding forward contracts may carry an insurance policy at their own expense to protect the SPV against certain insured risks with respect to the forward purchase contracts. Insured risks include (i) an intentional attempt by a shareholder to deceive the organizer or the SPV or a failure to honor an obligation under, or refusal to settle, an obligation to the SPV; (ii) certain events of bankruptcy; and (iii) in the case of death of a shareholder, the refusal of the shareholder’s heirs, beneficiary, or estate to honor the obligation.

In cases where the Fund purchases a forward contract through a secondary marketplace or SPV, it may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty. In such cases, the Fund will not be a direct beneficiary of the portfolio company’s securities or related instruments. Instead, it would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Through its ownership of DXYZ OAI I LLC, the Fund holds economic exposure to Profit Participation Units (“PPUs”) in Open AI Global LLC, which are financial instruments that entitle the Fund to a contractual right to participate in the portfolio company’s future profits. The ownership of PPUs does not represent an equity ownership in the portfolio company. In addition, PPUs do not grant any voting rights or influence over portfolio company management.

Realized gains or losses on dispositions of investments represent the difference between the original cost of the investment, based on the specific identification method, and the proceeds received from the sale. The Fund applies a fair value accounting policy to its investments with changes in unrealized gains and losses recognized in the statement of operations as a component of net unrealized gain (loss).

(b)    SPV Presentation

The Fund has revised the presentation and disclosure of SPV investments in this annual shareholder report. In historical financial statements the Fund presented the underlying issuer and economic exposure of each SPV investment, with a tickmark explaining the SPV ownership structure on the schedule of investments. The presentation and disclosure of the SPVs in the current year financial statements has been revised to promote clarity in the Fund’s financial reporting. The Schedule of Investments in these financial statements reflects the name of the SPV in which each investment was made, along with the underlying issuer and economic exposure in parentheses. Accordingly, all corresponding notes and supporting disclosures have been updated to conform with the current presentation.

The Fund believes these revisions enhance transparency for financial statement users.

(c)    Income Taxes

The Fund intends to be treated as a RIC for U.S. federal income tax purposes, and intends to each year to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and realized gains each year. The Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended December 31) plus undistributed amounts from prior years.

The Fund has selected a tax year end of December 31.

There were no distributions for the period ended December 31, 2024.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. There were no material unrecognized tax benefits or unrecognized tax liabilities related to uncertain income tax positions as of and through December 31, 2024.

The Fund did not elect to be taxed as a RIC for the year ended, December 31, 2022, since the Fund operated privately for the first four months and, therefore, was ineligible to make the RIC election for the year ended December 31, 2022. The Fund elected to be treated as a RIC for the first time in its tax returns filed for the year ended December 31, 2023. The Fund has since identified a potential non-compliance issue with the 25% diversification test, as certain SPVs that have economic exposure to the securities of Space Exploration Technologies Corp. (“SpaceX”) comprised approximately 25.9% of total assets as of March 31, 2023.

Management, in consultation with its tax and legal advisors, has identified and will implement remediation measures to ensure compliance with the 25% diversification test under Section 851 of the Internal Revenue Code. These measures include considerations of raising additional capital and/or potential dispositions of certain investments to bring the Fund within the diversification threshold. Given these corrective actions, management believes that the Fund will be in compliance with the diversification requirements necessary to maintain its RIC status. Additionally, in the event of any ambiguity regarding qualification under the de minimis exception, the Fund may seek relief under the reasonable cause exception provided by the IRS.

If the Fund does not qualify for the de minimis exception within the applicable period (i.e. September 30, 2025), and cannot obtain relief under the reasonable cause exception, it would be taxed as a corporation. The financial impact of this classification cannot currently be estimated, as it would depend on available net operating loss carryovers and unrealized gains or losses at that date.

(d)    Cash and Cash Equivalents

Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

(e)    Income and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex- dividend date. Expenses are recognized on an accrual basis as incurred.

The Fund incurred costs in connection with listing on NYSE and shelf registration statement. These costs were recorded as a deferred charge and will be charged to capital when shares are issued from the shelf registration. There were $347,565 of deferred offering costs accrued during the year, recognized as a Deferred Offering Cost on the Statement of Assets and Liabilities. Certain investments may have contractual payment-in-kind (“PIK”) interest. PIK represents accrued interest that is added to the principal of the investment on the respective interest payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest income. As of December 31, 2024, none of the Fund’s investments provide for contractual PIK interest.

(f)    Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements. Because of the uncertainties associated with estimation, actual results could differ from those estimates used in preparing the accompanying financial statements.

(g)    Concentrations of Credit Risk

Financial instruments which potentially expose the Fund to concentrations of credit risk consist of cash and cash equivalents. The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally- insured limits.

(h)    Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

A substantial portion of the Fund’s investments are illiquid, as determined by using the SEC standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

General SPV Risks

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

(i)    Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of December 31, 2024, there is no expected date for such restrictions to be removed for the Fund’s restricted securities.

Additional information on each restricted investment held by the Fund on December 31, 2024 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Total Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$409,760	0.58%
Axiom Space, Inc. Series C Preferred Stock	12/22/2021	3,179,754	3,227,550	4.61%
Axiom Space, Inc. Series C-1 Preferred Stock	1/18/2023	1,499,929	1,331,850	1.90%
Boom Technology, Inc.	2/18/2022	2,000,000	950,000	1.36%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	6/9/2022	618,618	1,831,830	2.62%
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	1.78%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,525,530	2.18%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.27%
Discord, Inc.	3/1/2022	724,942	244,438	0.35%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	299,773	0.43%
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	12/18/2023	2,010,008	3,089,900	4.41%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	6/27/2022	10,009,990	27,202,676	38.83%
Flexport, Inc.	3/29/2022	520,000	72,800	0.10%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	1/10/2022	3,478,813	1,711,736	2.44%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	2/15/2022	1,110,340	308,000	0.44%
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	3/2/2022	4,130,298	1,324,477	1.89%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	146,640	0.20%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	449,290	0.63%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/4/2021	2,098,940	233,444	0.33%
Klarna Bank AB	3/16/2022	4,657,660	1,421,112	2.03%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	6/8/2022	3,419,945	8,094,402	11.56%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	12/31/2021	6,998,590	2,244,445	3.20%
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	12/28/2021	1,659,996	973,652	1.39%
Public Holdings, Inc.	7/22/2021	999,990	260,553	0.37%
Revolut Group Holdings Ltd.	12/8/2021	5,275,185	6,645,280	9.49%
Rhenium Bolt 2021, LLC	3/8/2022	1,916,383	—	0.00%
SuperHuman Labs, Inc.	6/25/2021	2,999,996	722,033	1.03%
Total Investments		$75,981,377	$67,564,711	96.42%